Commitments and contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
2017	$ 4,883,794
2018	3,963,404
2019	393,308
2020 and thereafter	0
Total	9,240,506
Capital lease commitments
2017	5,836,659
2018	5,836,659
2019	5,311,944
2020	4,787,230
2021 and thereafter	2,393,615
Total minimum lease payments	24,166,107
Less interest	(5,227,205)
Capital lease obligations	18,938,902
Less current maturities of capital lease obligations	(3,923,394)	$ (3,065,612)
Long-term capital lease obligations	15,015,508	18,111,007
Other commitments
2017	317,776,075
2018	18,536,275
2019	7,245,297
2020	3,587,830
2021 and thereafter	0
Total	347,145,477
Loss Contingency, Damages Sought, Value	20,000,000
Domestic Tax Authority [Member] | Zhengzhou Modern City [Member]
Other commitments
Estimated amount for the contingency	16,200,000	16,200,000
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee	1,672,868,791	1,513,664,015
Payments to satisfy guarantee obligations	$ 1,820,324	$ 555,969	$ 1,478,386